PARNASSUS INCOME FUNDS

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06673

Parnassus Income Funds

(Exact name of registrant as specified in charter)

1 Market Street, Suite 1600, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marc C. Mahon

Parnassus Income Funds

1 Market Street, Suite 1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

ITEM 1.  SCHEDULE OF INVESTMENTS.

PARNASSUS CORE EQUITY FUND
Portfolio of Investments as of March 31, 2016 (unaudited)

Equities	Shares	Market Value ($)

Apparel (3.0%)
VF Corp.	5,734,655	371,376,258

Chemicals (4.3%)
Compass Minerals International Inc. Ω	2,075,303	147,055,971
Praxair Inc.	3,450,000	394,852,500
		541,908,471

Computers (2.8%)
Apple Inc.	3,242,067	353,352,882

Cosmetics & Personal Care (3.0%)
Procter & Gamble Co.	4,500,000	370,395,000

Financial Services (7.6%)
Charles Schwab Corp.	14,194,331	397,725,155
MasterCard Inc., Class A	2,750,000	259,875,000
PayPal Holdings Inc. θ	7,729,633	298,363,834
		955,963,989

Food Products (10.7%)
McCormick & Co.	2,500,000	248,700,000
Mondelez International Inc., Class A	10,709,214	429,653,666
PepsiCo Inc.	2,915,000	298,729,200
Sysco Corp.	7,864,354	367,501,262
		1,344,584,128

Health Care Products (2.8%)
Perrigo Co. plc	2,779,010	355,518,749

Home Products (1.1%)
WD-40 Co. Ω	1,220,000	131,772,200

Industrial Manufacturing (10.7%)
Danaher Corp.	6,105,878	579,203,587
Pentair plc	6,505,000	352,961,300
Xylem Inc. Ω	9,945,000	406,750,500
		1,338,915,387

Insurance (2.5%)
Verisk Analytics Inc. θ	3,867,959	309,127,283

Internet (6.3%)
Alphabet Inc., Class A θ	225,000	171,652,500
Alphabet Inc., Class C θ	480,572	358,002,111
eBay Inc. θ	10,884,902	259,713,762
		789,368,373

Machinery (1.2%)
Deere & Co.	1,902,272	146,455,921

Medical Equipment (2.0%)
Patterson Companies Inc. Ω	5,425,000	252,425,250

Natural Gas (2.0%)
MDU Resources Group Inc. Ω	10,965,166	213,382,130
Northwest Natural Gas Co.	781,910	42,105,854
		255,487,984

Oil & Gas (2.5%)
National Oilwell Varco Inc.	10,150,000	315,665,000

Pharmaceuticals (6.6%)
Allergan plc θ	1,000,000	268,030,000
Gilead Sciences Inc.	4,500,000	413,370,000
Novartis AG (ADR)	2,000,000	144,880,000
		826,280,000

Real Estate Investment Trusts (2.9%)
Iron Mountain Inc.	10,543,000	357,513,130

Retail (3.0%)
CVS Health Corp.	3,548,730	368,109,763

Semiconductor Capital Equipment (2.7%)
Applied Materials Inc.	16,200,000	343,116,000

Semiconductors (4.5%)
Intel Corp.	12,500,000	404,375,000
Micron Technology Inc. θ	15,150,000	158,620,500
		562,995,500

Services (2.4%)
Thomson Reuters Corp.	7,475,805	302,620,586

Telecommunications Equipment (3.0%)
Motorola Solutions Inc.	4,975,772	376,665,940

Telecommunications Provider (0.5%)
Shaw Communications Inc., Class B	3,381,639	65,299,449

Transportation (3.2%)
United Parcel Service Inc., Class B	3,808,270	401,658,237

Utility & Power Distribution (2.5%)
Questar Corp.Ω	12,500,000	310,000,000

Waste Management (2.1%)
Waste Management Inc.	4,400,000	259,600,000

Total investment in equities (95.9%)
(cost $9,794,927,928)		12,006,175,480

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Certificates of Deposit (0.0%) α
Community Bank of the Bay	0.30%	07/15/2016	250,000	247,091
Community Trust Credit Union	0.80%	10/15/2016	250,000	244,590
Urban Partnership Bank	0.30%	09/24/2016	250,000	245,164
				736,845

Certificates of Deposit Account Registry Service(0.0%) α
CDARS agreement with Community Bank of the Bay, dated 04/09/2015, Participating depository institutions: First Foundation Bank, par 243,500; Pulaski Bank, par 228,420; The PrivateBank and Trust Company, par 28,080; (cost $499,671)	0.20%	04/07/2016	500,000	499,671

CDARS agreement with Community Bank of the Bay, dated 10/15/2015, Participating depository institutions: BOKF, National Association, par 241,000; Independent Bank, par 18,000; LegacyTexas Bank, par 241,000; (cost $489,286)	0.15%	10/13/2016	500,000	489,286

CDARS agreement with Community Bank of the Bay, dated 01/21/2016, Participating depository institutions: American National Bank & Trust Co, par 13,000; Landmark Community Bank, par 243,500; Mutual of Omaha Bank, par 243,500; (cost $483,846)	0.15%	01/19/2017	500,000	483,846

CDARS agreement with Community Bank of the Bay, dated 02/04/2016, Participating depository institutions: Amalgated Bank, par 218,028; Arvest Bank, par 241,000; Flagstar Bank, FSB, par 40,972; (cost $500,000)	0.15%	02/02/2017	500,000	500,000
				1,972,803

Community Development Loans (0.1%) α
Boston Community Loan Fund	1.00%	04/15/2016	100,000	99,770
CEI Investment Notes Inc.	1.00%	07/01/2016	1,000,000	985,081
MicroVest Plus, LP Note	2.25%	04/15/2016	7,500,000	7,482,787
New Hampshire Community Loan Fund	1.00%	07/15/2016	200,000	196,499
Root Capital Loan Fund	1.25%	01/25/2017	200,000	190,164
Vermont Community Loan Fund	0.85%	04/15/2016	100,000	99,770
				9,054,071

Time Deposits (4.9%)
BBH Cash Management Service
Anz, London	0.14%	04/01/2016	85,907,621	85,907,621
Bank of Montreal, London	0.14%	04/01/2016	148,468,680	148,468,680
Bank of New York Mellon, Grand Cayman	0.14%	04/01/2016	122,037,050	122,037,050
BTMU, Grand Cayman	0.14%	04/01/2016	166,548,271	166,548,271
JPM Chase, New York	0.14%	04/01/2016	89,073,392	89,073,392
				612,035,014

Total short-term securities (5.0%)
(cost $623,798,733)				623,798,733

Total securities (100.9%)
(cost $10,418,726,661)				12,629,974,213

Other assets and liabilities (-0.9%)				(111,299,223)

Total net assets (100.0%)				12,518,674,990

Ω	Fund ownership consists of 5% or more of the shares outstanding of the Affiliated Issuer, as defined under the Investment Securities Act of 1940.

θ	This security is non-income producing.

α	Market value adjustments have been applied to these securities to reflect potential early withdrawal.

plc Public Limited Company

ADR American Depository Receipt

The portfolio of investments as of March 31, 2016 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At March 31, 2016, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Core Equity Fund

Cost of long-term investments	$9,794,257,644
Unrealized appreciation	$2,641,283,694
Unrealized depreciation	(430,036,142)

Net unrealized appreciation	$2,211,247,552

The Parnassus Core Equity Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of March 31, 2016, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$739,296,293	$-	$-	$739,296,293
Consumer Staples	2,214,861,091	-	-	2,214,861,091
Energy	315,665,000	-	-	315,665,000
Financials	755,238,285	-	-	755,238,285
Health Care	1,434,223,999	-	-	1,434,223,999
Industrials	2,455,756,828	-	-	2,455,756,828
Information Technology	2,983,737,529	-	-	2,983,737,529
Materials	541,908,471	-	-	541,908,471
Utilities	565,487,984	-	-	565,487,984
Short-Term Investments	612,035,014	-	11,763,719	623,798,733
Total	$12,618,210,494	$-	$11,763,719	$12,629,974,213

The following table reconciles the valuation of the Fund's Level 3 investment securities and related transactions as of March 31, 2016:

Certificates of Deposit & Community Development Loans

Balance as of December 31, 2015	$11,635,643
Discounts/premiums amortization	128,076
Purchases	1,200,000
Sales	(1,200,000)
Balance as of March 31, 2016	$11,763,719

Quantitative information about Level 3 fair value measurements:

	Fair Value at			Range
	March 31, 2016	Valuation Technique	Unobservable Input	(Weighted Average)

Certificates of Deposit	$2,709,648	Liquidity Discount	Discount for Lack of Marketability	4%
Community Development Loans	$9,054,071	Liquidity Discount	Discount for Lack of Marketability	6%
			Probability of Default	6%

The significant unobservable inputs used in fair value measurement of the Fund’s Certificates of Deposit are a discount for lack of marketability. The significant unobservable inputs used in the fair value measurement of the Fund’s Community Development Loans are a discount for lack of marketability and a discount for the probability of default. Significant increases in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

In accordance with procedures established by the Fund's Trustees, all fair value securities as submitted by the Fund's treasurer, are reviewed and approved by the Trustees. The Fund’s valuation committee is comprised of Independent Trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting shares. During the three-month period ended March 31, 2016, the Fund below held 5% or more of the outstanding voting shares of the noted portfolio companies. During this period, other funds in the Trust may also have held voting shares of the issuers at levels below 5%.

A summary of transactions in the securities of issuers affiliated with the Fund for the three-month period ended March 31, 2016 is set forth below:

	January 1, 2016
Name of Company:	Beginning shares	Shares purchased	Shares sold	Ending shares	Market Value	Dividend Income
Compass Minerals	2,075,303	-	-	2,075,303	$147,055,971	$1,442,336
MDU Resources Group	12,525,000	-	1,559,834	10,965,166	213,382,130	2,161,350
Patterson Companies	5,385,000	40,000	-	5,425,000	252,425,250	1,184,700
Questar Corp.	12,500,000	-	-	12,500,000	310,000,000	2,750,000
WD-40 Co	1,220,000	-	-	1,220,000	131,772,200	512,400
Xylem Inc.	9,945,000	-	-	9,945,000	406,750,500	1,540,481
Total Affiliates					$1,461,386,051	$9,591,267

PARNASSUS FIXED INCOME FUND

Portfolio of Investments as of March 31, 2016 (unaudited)

Commercial Mortgage-Backed Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

DBUBS Mortgage Trust Series 2011-LC2A, Class A2	3.39%	07/10/2044	738,531	739,148
FHLMC Multifamily Structured Pass Through Certificates K-02	2.84%	10/25/2022	865,139	899,358
JP Morgan Mortgage Trust Series 2011-C4, Class A3	4.11%	07/15/2046	1,500,000	1,566,165
JP Morgan Mortgage Trust Series 2011-C4, Class A4	4.39%	07/15/2046	1,000,000	1,092,008
JP Morgan Mortgage Trust Series 2013-C13, Class A2	2.67%	01/15/2046	1,000,000	1,021,729
UBS-Barclays Mortgage Trust Series 2012-C2, Class A3	3.06%	05/10/2063	1,000,000	1,033,245

Total investment in commercial mortgage-backed securities (3.1%)				6,351,653
(cost $6,309,996)

Convertible Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Biotechnology (0.3%)
Exelixis Inc.	4.25%	08/15/2019	550,000	544,844

Semiconductors (1.0%)
Intel Corp.	2.95%	12/15/2035	1,250,000	1,588,281
Micron Technology Inc.	3.00%	11/15/2043	750,000	510,938
				2,099,219

Total investment in convertible bonds (1.3%)				2,644,063
(cost $2,517,264)

Corporate Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Air Transportation (0.7%)
Southwest Air 07-1 Trust	6.15%	08/01/2022	1,363,190	1,509,733

Apparel (3.1%)
Hanesbrands Inc.	6.38%	12/15/2020	3,000,000	3,105,000
VF Corp.	3.50%	09/01/2021	3,000,000	3,219,420
				6,324,420
Computers (0.7%)
Apple Inc.	2.85%	02/23/2023	500,000	518,280
Apple Inc.	4.38%	05/13/2045	1,000,000	1,047,066
				1,565,346

Cosmetics & Personal Care (1.0%)
Procter & Gamble Co.	2.30%	02/06/2022	2,000,000	2,058,578

Financial Services (3.8%)
Discover Financial Services	5.20%	04/27/2022	3,300,000	3,528,710
MasterCard Inc.	3.38%	04/01/2024	2,000,000	2,138,812
Wells Fargo & Co.	4.10%	06/03/2026	2,000,000	2,099,096
				7,766,618

Food Products (1.0%)
PepsiCo Inc.	2.75%	04/30/2025	2,000,000	2,049,634

Health Care Services (1.4%)
Cardinal Health Inc.	1.90%	06/15/2017	1,600,000	1,610,525
Cardinal Health Inc.	4.50%	11/15/2044	1,250,000	1,266,835
				2,877,360

Industrial Manufacturing (1.9%)
Pentair Finance SA	3.15%	09/15/2022	4,050,000	3,892,888

Insurance (0.9%)
Progressive Corp.	6.70%	06/15/2037	2,000,000	1,907,500

Machinery (1.0%)
John Deere Capital Corp.	1.13%	06/12/2017	2,000,000	2,003,192

Medical Equipment (1.8%)
Agilent Technologies Inc.	3.20%	10/01/2022	3,700,000	3,747,275

Oil & Gas (1.7%)
Cameron International Corp.	3.60%	04/30/2022	2,570,000	2,609,028
National Oilwell Varco Inc.	2.60%	12/01/2022	1,000,000	852,003
				3,461,031

Pharmaceuticals (2.1%)
Gilead Sciences Inc.	3.70%	04/01/2024	2,000,000	2,145,872
Gilead Sciences Inc.	3.65%	03/01/2026	2,000,000	2,125,268
				4,271,140

Real Estate Investment Trusts (1.0%)
Regency Centers LP	3.75%	06/15/2024	2,000,000	2,043,790

Retail (6.8%)
Costco Wholesale Corp.	2.25%	02/15/2022	3,000,000	3,042,408
CVS Health Corp.	3.38%	08/12/2024	2,000,000	2,100,840
CVS Health Corp.	5.13%	07/20/2045	1,000,000	1,158,122
Nordstrom Inc.	6.25%	01/15/2018	1,100,000	1,186,158
Nordstrom Inc.	4.00%	10/15/2021	3,500,000	3,698,982
Starbucks Corp.	3.85%	10/01/2023	2,500,000	2,729,290
				13,915,800

Semiconductors (1.6%)
Altera Corp.	1.75%	05/15/2017	2,000,000	2,017,630
Micron Technology Inc.	5.50%	02/01/2025	1,500,000	1,215,938
				3,233,568

Software (1.6%)
Autodesk Inc.	3.60%	12/15/2022	1,000,000	995,927
Autodesk Inc.	4.38%	06/15/2025	2,200,000	2,248,178
				3,244,105

Telecommunications Equipment (3.1%)
Juniper Networks Inc.	4.50%	03/15/2024	3,000,000	3,050,190
Motorola Solutions Inc.	3.75%	05/15/2022	3,500,000	3,438,813
				6,489,003

Transportation (3.1%)
Burlington Northern Santa Fe Corp.	3.85%	09/01/2023	2,000,000	2,188,912
Burlington Northern Santa Fe Corp.	4.90%	04/01/2044	1,000,000	1,140,814
FedEx Corp.	2.70%	04/15/2023	3,000,000	2,998,821
				6,328,547

Waste Management (2.0%)
Waste Management Inc.	2.90%	09/15/2022	2,000,000	2,038,604
Waste Management Inc.	3.50%	05/15/2024	2,000,000	2,091,792
				4,130,396

Total investment in corporate bonds (40.3%)				82,819,924
(cost $81,130,155)

Federal Agency Mortgage-Backed Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Fannie Mae Pool AV0971	3.50%	08/01/2026	1,183,753	1,251,593
Fannie Mae Pool 890430	3.50%	07/01/2027	1,165,807	1,238,846
Fannie Mae Pool AS2800	3.00%	07/01/2029	975,504	1,019,763
Fannie Mae Pool AX1326	3.50%	09/01/2029	800,352	845,674
Fannie Mae Pool MA0695	4.00%	04/01/2031	742,836	800,115
Fannie Mae Pool MA0844	4.50%	08/01/2031	608,476	667,246
Fannie Mae Pool MA1607	3.00%	10/01/2033	815,773	851,726
Fannie Mae Pool AL4577	4.50%	01/01/2034	1,675,283	1,836,704
Fannie Mae Pool AL5708	4.00%	03/01/2034	987,030	1,069,867
Fannie Mae Pool MA1889	3.50%	05/01/2034	988,380	1,044,560
Fannie Mae Pool MA2177	4.00%	02/01/2035	1,340,454	1,445,840
Fannie Mae Pool 926115	4.50%	04/01/2039	1,171,380	1,276,619
Fannie Mae Pool 931065	4.50%	05/01/2039	745,107	813,707
Fannie Mae Pool AD4296	5.00%	04/01/2040	976,294	1,085,245
Fannie Mae Pool AH7196	4.50%	03/01/2041	1,230,932	1,343,025
Fannie Mae Pool AH6275	4.50%	04/01/2041	1,358,149	1,481,550
Fannie Mae Pool AL0215	4.50%	04/01/2041	775,799	846,902
Fannie Mae Pool AL0393	4.50%	06/01/2041	1,309,648	1,434,018
Fannie Mae Pool AI8483	4.50%	07/01/2041	1,072,669	1,170,169
Fannie Mae Pool AJ4994	4.50%	11/01/2041	634,109	692,221
Fannie Mae Pool AK3103	4.00%	02/01/2042	816,366	877,225
Fannie Mae Pool AO9140	3.50%	07/01/2042	1,052,493	1,105,985
Fannie Mae Pool AQ2925	3.50%	01/01/2043	1,300,234	1,366,782
Fannie Mae Pool AS0576	5.00%	09/01/2043	812,467	898,173
Fannie Mae Pool AS1130	4.50%	11/01/2043	790,192	860,900
Fannie Mae Pool AS1587	4.50%	01/01/2044	958,721	1,042,486
Fannie Mae Pool AS2502	4.00%	05/01/2044	1,313,561	1,419,153
Fannie Mae Pool AS4455	3.50%	02/01/2045	1,373,526	1,441,361
Freddie Mac Pool V60523	3.00%	04/01/2029	996,273	1,047,316
Freddie Mac Pool G18521	3.50%	08/01/2029	1,520,178	1,219,008
Freddie Mac Pool G30672	3.50%	07/01/2033	751,866	794,541
Freddie Mac Pool C91754	4.50%	02/01/2034	1,471,684	1,610,159
Freddie Mac Pool C91762	4.50%	04/01/2034	827,499	905,364
Freddie Mac Pool C91764	3.50%	05/01/2034	901,817	950,600
Freddie Mac Pool G05514	5.00%	06/01/2039	665,904	741,814
Freddie Mac Pool A90225	4.00%	12/01/2039	1,327,147	1,420,295
Freddie Mac Pool A93451	4.50%	08/01/2040	1,551,354	1,690,231
Freddie Mac Pool G07426	4.00%	06/01/2043	678,525	725,387
Freddie Mac Pool Q22416	4.00%	10/01/2043	1,286,002	1,373,178
Freddie Mac Pool Q29916	4.00%	11/01/2044	1,976,160	2,111,396
Ginnie Mae I Pool 778793	3.50%	01/15/2042	1,319,370	1,393,332
Ginnie Mae II Pool MA2522	4.00%	01/20/2045	709,971	759,136

Total investment in federal agency mortgage-backed securities (23.3%)				47,969,212
(cost $47,521,731)

Supranational Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

European Bank for Reconstruction & Development	1.63%	04/10/2018	2,000,000	2,019,100
International Finance Corp.	0.50%	05/16/2016	5,000,000	4,999,725

Total investment in supranational bonds (3.4%)				7,018,825
(cost $7,012,876)

U.S. Government Treasury Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

U.S. Treasury	1.75%	05/31/2016	2,000,000	2,004,744
U.S. Treasury	1.50%	07/31/2016	3,000,000	3,011,247
U.S. Treasury	0.50%	09/30/2016	3,000,000	3,001,173
U.S. Treasury	0.88%	02/28/2017	2,000,000	2,004,296
U.S. Treasury	0.63%	06/30/2017	3,000,000	2,998,008
U.S. Treasury	0.88%	11/15/2017	4,000,000	4,010,000
U.S. Treasury	0.88%	11/30/2017	2,000,000	2,004,922
U.S. Treasury	1.75%	01/31/2023	3,000,000	3,041,484
U.S. Treasury	1.75%	05/15/2023	2,000,000	2,027,500
U.S. Treasury	2.75%	11/15/2023	4,000,000	4,332,500
U.S. Treasury	2.75%	02/15/2024	2,000,000	2,165,704
U.S. Treasury	2.50%	05/15/2024	4,000,000	4,253,752
U.S. Treasury	2.25%	11/15/2024	4,000,000	4,170,312
U.S. Treasury	2.00%	02/15/2025	1,000,000	1,021,367
U.S. Treasury	2.13%	05/15/2025	2,000,000	2,061,796
U.S. Treasury	2.00%	08/15/2025	2,000,000	2,038,438
U.S. Treasury (TIPS)	0.63%	07/15/2021	1,051,110	1,103,214
U.S. Treasury (TIPS)	0.13%	01/15/2022	1,046,690	1,062,132
U.S. Treasury (TIPS)	0.38%	07/15/2025	998,990	1,020,804
U.S. Treasury (TIPS)	1.75%	01/15/2028	1,130,820	1,311,133

Total investment in U.S. government treasury bonds (23.8%)				48,644,526
(cost $47,245,590)

Total investment in long-term securities (95.2%)				195,448,203
(cost $191,737,612)

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Community Development Loans (1.2%) α
MicroVest Plus, LP Note	2.25%	10/15/2016	2,500,000	2,419,263

Time Deposits (3.4%)
BBH Cash Management Service
Wells Fargo, Grand Cayman	0.14%	04/01/2016	6,947,685	6,947,685

Total short-term securities (4.6%)
(cost $9,366,948)				9,366,948

Total securities (99.8%)
(cost $201,104,560)				204,815,151

Other assets and liabilities (0.2%)				492,076

Total net assets (100.0%)				205,307,227

α	Market value adjustments have been applied to these securities to reflect potential early withdrawal.

LP Limited Partnership

TIPS Treasury Inflation Protected Security

The portfolio of investments as of March 31, 2016 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At March 31, 2016, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Fixed Income Fund

Cost of long-term investments	$191,737,612
Unrealized appreciation	$4,173,292
Unrealized depreciation	(462,701)

Net unrealized appreciation	$3,710,591

The Parnassus Fixed Income Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of March 31, 2016, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities	$-	$6,351,653	$-	$6,351,653
Convertible Bonds	-	2,644,063	-	2,644,063
Corporate Bonds	-	82,819,924	-	82,819,924
Federal Agency Mortgage-Backed Securities	-	47,969,212	-	47,969,212
Supranational Bonds	-	7,018,825	-	7,018,825
U.S. Government Treasury Bonds	-	48,644,526	-	48,644,526
Short-Term Investments	6,947,685	-	2,419,263	9,366,948
Total	$6,947,685	$195,448,203	$2,419,263	$204,815,151

The following table reconciles the valuation of the Fund's Level 3 investment securities and related transactions as of March 31, 2016:

Community Development Loans
Balance as of December 31, 2015	$2,381,967
Discounts/premiums amortization	37,296
Purchases	-
Sales	-
Balance as of March 31, 2016	$2,419,263

Quantitative information about Level 3 fair value measurements:

	Fair Value at			Range
	March 31, 2016	Valuation Technique	Unobservable Input	(Weighted Average)

Community Development Loans	$2,419,263	Liquidity Discount	Discount for Lack of Marketability	6%
			Probability of Default	6%

The significant unobservable inputs used in fair value measurement of the Fund’s Certificates of Deposit are a discount for lack of marketability. The significant unobservable inputs used in the fair value measurement of the Fund’s Community Development Loans are a discount for lack of marketability and a discount for the probability of default. Significant increases in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

In accordance with procedures established by the Fund's Trustees, all fair value securities as submitted by the Fund's treasurer, are reviewed and approved by the Trustees. The Fund’s valuation committee is comprised of Independent Trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. EXHIBITS.

The certification of Principal Executive Officer and the certification of Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Parnassus Income Funds

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	May 13, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	May 13, 2016

By:	/s/ Marc C. Mahon
Marc C. Mahon Principal Financial Officer

Date:	May 13, 2016